Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accumulated Other Comprehensive Income Loss
The analysis of this account is reflected below:

	Cash flow hedge	Foreign currency translations adjustment	Increase in fair value of assets as held for sale	Exchange difference from investment in foreign operations	Total
As of January 1, 2018	475	(69,320)	7,461	(1,962)	(63,346)

(Debit) credit for the year	160	(7,875)	—	(10,800)	(18,515)
Tax effects	(47)	—	—	2,808	2,761
Transfer to profit or loss	—	14,805	—	—	14,805

Other comprehensive income of the year	113	6,930	—	(7,992)	(949)

As of December 31, 2018	588	(62,390)	7,461	(9,954)	(64,295)

(Debit) credit for the year	8	(6,892)	—	—	(6,884)
Tax effects	(2)	—	—	—	(2)

Other comprehensive loss of the year	6	(6,892)	—	—	(6,886)

As of December 31, 2019	594	(69,282)	7,461	(9,954)	(71,181)

(Debit) credit for the year	(594)	8,158	—	708	8,272

Other comprehensive income of the year	(594)	8,158	—	708	8,272

As of December 31, 2020	—	(61,124)	7,461	(9,246)	(62,909)

Summary of Other Comprehensive Income
The amounts in the above table only represent amounts attributable to the Company’s controlling interest, net of tax. The table below shows the movement in other comprehensive income per year:

	2018	2019	2020
Controlling interest	(949)	(6,886)	8,272
Non-controlling interest	(1,346)	(1,734)	114
Adjustment for actuarial gains and losses, net of tax	16,589	—	—

Total value in OCI	14,294	(8,620)	8,386